Finance and other costs - Detailed Information about Finance and Other Costs (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Finance and other costs [abstract]
Interest expense on financial liabilities at amortised cost	[1]	₨ 56,175	$ 745	₨ 60,712	₨ 51,118
Foreign currency translation reserve reclassified from equity to profit or loss relating to subsidiaries under liquidation	[2]				81,315
Unwinding of discount on provisions		962	13	936	837
Net foreign exchange loss on borrowings and creditors for capital expenditure		4,789	64	2,721	1,565
Other finance costs		2,588	34	2,792	3,968
Net interest on defined benefit arrangements		212	3	210	154
Capitalisation of finance costs	[3]	(10,169)	(135)	(8,345)	(3,484)
Finance and other costs		₨ 54,557	$ 724	₨ 59,026	₨ 135,473

[1]	Includes interest expense on lease liabilities for the year ended March 31, 2020 is ₹ 247 million ($ 3 million).
[2]	During the year ended March 31, 2018, the Group started the process of liquidating its three wholly owned subsidiaries i.e. Twin Star Mauritius Holdings Limited, Twin Star Energy Holdings Limited and Sesa Sterlite Mauritius Holdings Limited. All these entities had US dollar as their functional currency and their financial statements were translated into Indian Rupees for the purpose of consolidated financial statements. The cumulative exchange difference recognized in equity relating to these entities was recognised in the consolidated statements of profit or loss during the year ended March 31, 2018. These entities were dissolved on May 19, 2019, May 21, 2019 and May 21, 2019 respectively.
[3]	Interest rate of 7.49% was used to determine the amount of general borrowing costs eligible for capitalization in respect of qualifying asset for the year ended March 31, 2020.